Other Financial Information	12 Months Ended
Dec. 31, 2011
Other Financial Information

Note 23—Other Financial Information

Amounts included in continuing operations for the years ended December 31 were:

	Millions of Dollars
	Except Per Share Amounts
	2011	2010	2009
Interest and Debt Expense
Incurred
Debt	$1,230	1,401	1,470
Other	212	237	269

Capitalized	(488)	(471)	(472)

Expensed*	$954	1,167	1,267

*	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26—Separation of Downstream Business.

Other Income
Interest income	$170	135	166
Other, net	104	47	91

	$274	182	257

Research and Development Expenditures—expensed	$193	172	121

Advertising Expenses	$29	8	12

Shipping and Handling Costs*	$1,417	1,387	1,213

*	Amounts included in production and operating expenses.

Cash Dividends paid per common share	$2.64	2.15	1.91

Foreign Currency Transaction (Gains) Losses—after-tax
Alaska	$—	—	—
Lower 48 and Latin America	—	1	—
Canada	(3)	10	(28)
Europe	7	20	86
Asia Pacific and Middle East	(23)	(96)	26
Other International	3	4	27
LUKOIL Investment	(1)	15	(20)
Corporate and Other	(16)	7	(94)

	$(33)	(39)	(3)